Contingent Liabilities	12 Months Ended
Dec. 31, 2019
Disclosure of contingent liabilities [text block] [Abstract]
Disclosure of contingent liabilities [text block]

Note 22 - Contingent Liabilities

A.	Legal proceedings against the Company

(1)	On June 29, 2017, plaintiff Lynne P. Maleeff commenced litigation on behalf of a purported class of persons and entities who purchased or otherwise acquired our shares between March 18, 2015 and September 6, 2017. The original defendants were the Company, Doron Turgeman (our former CEO), Itzik Tadmor (our CFO) and Ehud Yahalom (our former CFO). On December 8, 2017, lead plaintiffs filed an amended complaint adding ten additional defendants: Shaul Elovitch, Or Elovitch, Ron Eilon, Stella Handler, David Mizrahi, Micky Neiman, Allon Raveh, Linor Yochelman, DBS and Eurocom Communications.

The amended complaint alleges a single cause of action against the Company for violation of Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder. The complaint alleges that the Company made false and misleading statements and omissions in its SEC filings.

On February 20, 2018, the Company moved to dismiss the litigation for failure to state a claim or, alternatively, to stay the litigation pending the outcome of criminal investigations in Israel. Our motion to dismiss asserted that plaintiffs failed to allege that the Company had the required knowledge or scienter about the purported wrongdoing by other defendants and that we did not make any materially false statements. Plaintiffs filed their opposition to the motion.

The court issued a decision dated September 27, 2018 granting in part and denying in part our motion to dismiss. The court dismissed all claims against our company relating to our code of ethics, internal controls, and compliance with laws generally and all claims relating to the Bezeq subcommittee review of the Bezeq-DBS transaction, except for certain allegations relating to statements in one particular filing and to allegations regarding our statements about our or Bezeq’s free cash flow. The court denied our motion to stay without prejudice to our ability to seek a stay in the future if circumstances change. On July 12, 2018, motions to dismiss were filed by (1) defendants Doron Turgeman, Itzik Tadmor, and Ehud Yahalom, all former officers of our company, (2) Ron Eilon, Micky Neiman and DBS; and (3) Stella Handler, Allon Raveh, Linor Yochelman, and David Mizrahi, officers of Bezeq.

On March 28, 2019, the court concluded that the complaint failed to allege claims against our executive officers for either primary violations of the U.S. securities laws or “control person” liability for the alleged violations by others of the U.S. securities laws. The court therefore dismissed the complaint against Doron Turgeman, Itzik Tadmor and Ehud Yahalom. The court also concluded that the complaint failed to adequately allege personal jurisdiction against certain executive officers of Bezeq and DBS. The court therefore dismissed the complaint against the DBS and Bezeq defendants for lack of personal jurisdiction.

On December 5, 2019, the court held a teleconference to address plaintiffs’ request that the Company be compelled to produce documents held by Bezeq or DBS. The court denied plaintiffs’ request, and the plaintiffs indicated that they anticipate filing a formal motion to compel the Company to produce these documents. The court directed the parties to meet and confer about what discovery would be needed in advance of plaintiffs’ anticipated motion.

The Company’s counsel and counsel for the plaintiffs executed a stipulation of settlement dated March 3, 2020. The stipulation of settlement provides in relevant part that the Company (through its insurance) will pay a total of US$1.2, the litigation will be dismissed with prejudice, and all class members who do not opt out of the settlement will be deemed to fully and finally release all claims against the defendants which were or could have been asserted in the litigation relating to the purchase, holding or sale of the Company’s shares during the class period. The settlement will not take final effect unless and until it is approved by the court. The plaintiffs filed a motion for approval of the settlement on March 3, 2020. To date, no person or entity has filed an opposition to the motion. In light of the current COVID-19 outbreak in New York, it is not clear when the court will rule on this motion. As noted above, the litigation is essentially stayed pending the outcome of the motion for approval of the settlement agreement.

Similar class action lawsuit was filed in Israel and is described in section 2 below.

(2)	The company, Internet Gold and five members of the Company’s Board of Directors were named as respondents in a motion to certify a claim as a derivative claim instituted in the Tel Aviv District Court (Economic Affairs Division) on July 28, 2016. The plaintiff has alleged that NIS 113 out of the dividends distributed by us in May 2016 was distributed unlawfully as such amount was not included in our profit and loss report, and therefore does not qualify as a “surplus” that may be lawfully distributed as dividends under the Israeli Companies Law. A pretrial hearing was held in March 2017, in which the court allowed us to file an additional brief response and a supplementary expert opinion, in order to respond to the arguments. The Company filed the additional responses in June 2017. The court further held that the parties should consider the possibility of a constructive arbitration regarding the issues in dispute and instructed the parties to inform the court about the results of this dialogue, and whether they want to set a date for an evidentiary hearing or additional preliminary motions. The dialogue process failed, and accordingly, the court set dates for the evidentiary hearing (as part of the motion to certify) for January 6, 2019. On January 6, 2019, evidentiary hearings were held. The court decided that our summaries must be submitted by May 28, 2019, and the reply on behalf of the plaintiff must be submitted by June 10, 2019.

In July 2019, the District court approved the derivative claim with respect to Internet Gold and dismissed the claim with respect to the Company’s directors. Shortly thereafter, in October 2019, the plaintiff filed statement of appeal to the Supreme Court against the dismissal of the claim in respect to the directors. In addition, The Company and Internet Gold, also filed, separately, a motion to regarding the initial Court’s decision approving the derivative claim.

On March 30, 2020, the Company announced that it has entered into a settlement agreement under which the Company will receive a total of NIS 22 (principal plus accrued interest) of the Company’s Series C Debentures currently held by Internet Gold, in return for a waiver of the derivative action against Internet Gold. The derivative plaintiff will be awarded a total amount of NIS 4.23 for expenses, lawyers’ fees and reward (which amount will come out of the NIS 22 amount being paid by Internet Gold). The settlement agreement is subject to court approval (by both the District Court and the Insolvency Court dealing with Internet Gold’s insolvency proceedings). The courts’ approvals of the settlement are expected in 2020, but could be delayed by appeals, other proceedings or due to the COVID-19 outbreak in Israel.

B.	Legal proceedings against the Bezeq Group

During the normal course of business, legal claims were filed against Bezeq Group companies or there are pending claims against the Bezeq Group (“in this section: “Legal Claims”).

In the opinion of the managements of the Bezeq Group companies, based, among other things, on legal opinions as to the likelihood of success of the claims, the financial statements include adequate provisions (as described in Note 17), where provisions are required to cover the exposure resulting from such claims.

In the opinion of the managements of the Bezeq Group companies, the additional exposure (beyond these provisions) as at December 31, 2019 for claims filed against Bezeq Group companies on various matters and which are unlikely to be realized, amounted to NIS 5.1 billion. There is also additional exposure of NIS 3.3 billion for claims, the chances of which cannot yet be assessed.

In addition, motions for certification of class actions have been filed against the Bezeq Group companies, for which the Bezeq Group has additional exposure beyond the aforesaid, since the exact amount of the claim is not stated in the claim.

The amounts of the additional exposure in this Note are linked to the CPI and are stated net of interest.

Following is a detailed description of the Bezeq Group’s contingent liabilities at December 31, 2019, classified into groups with similar characteristics.

		Balance of provisions	Amount of additional exposure		Amount of exposure for claims for which the amount of exposure cannot be assessed
Claims group	Nature of the claims	NIS	NIS		NIS

Customer claims	Mainly motions for certification of class actions concerning contentions of unlawful collection of payment and impairment of the service provided by the Group companies.	111	3,864		1,440
Claims by enterprises and companies	Claims alleging liability of the Group companies in respect of their activities and/or the investments made in various projects.	-	1,100	*	1,828	**
Claims of employees and former employees of Bezeq Group companies	Mainly individual lawsuits filed by employees and former employees of the Group, regarding various payments.	-	3		-
Claims by the State and authorities	Various claims by the State of Israel, government institutions and authorities (“the Authorities”). These are mainly procedures related to regulations relevant to the Group companies and financial disputes concerning monies paid by the Group companies to the Authorities (including property taxes).	9	9		-
Supplier and communication provider claims	Legal claims for compensation for alleged damage as a result of the supply of the service and/or the product.	-	63		18
Claims for punitive damages, real estate and infrastructure	Claims for alleged physical damage or damage to property caused by Group companies and in relation to real estate and infrastructure. The additional amount of exposure for punitive damages does not include claims for which the insurance coverage is not disputed.	-	58		-

Total legal claims against the Bezeq Group companies		120	5,097		3,286

*	Exposure for a motion for certification of a class action filed by a shareholder against Bezeq and Bezeq officers, referring to alleged reporting omissions by Bezeq regarding the wholesale market and the reduction of interconnect fees. The plaintiff estimated the original amount of the claim as NIS 2,000 (based on the out-of-pocket method) and, alternatively, as NIS 1,100 (based on the approximate out-of-pocket method). This amount is expected to decrease because the lawsuit has not yet been amended following the court ruling to dismiss the motion for certification for some of the grounds.

**	Two motions for certification of a class action amounting to a total of NIS 1,800, filed in June 2017 against Bezeq, officers in the Bezeq Group, the Company and companies in the group of the former controlling shareholders of the Company regarding the transaction for Bezeq’s acquisition of DBS shares from Eurocom DBS Ltd. In accordance with the court’s decision, a joint motion is expected to be filed instead of these two motions. The proceedings were stayed until March 31, 2020, due to the investigation (as described in Note 1) and at the request of the Attorney General. On March 15 and March 22, 2020, the Ministry of Justice issued Emergency Regulations, due to the Corona Virus. According to the Emergency Regulations, all dates in this matter, including the filing date of the Attorney General updated position regarding the stay of proceedings, are postponed at this stage for a month.

Subsequent to the date of the financial statements, a claim was filed against the Bezeq Group companies without an exact amount. As at the approval date of the financial statements, the chances of the claim cannot yet be assessed. In addition, claims with exposure of NIS 172 came to an end and a claim with an undefined amount came to an end.